Consolidated Balance Sheet - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018 [1]	Jun. 30, 2018 [1]
Non-current assets
Goodwill	€ 17,697	€ 17,341	€ 16,687
Intangible assets	12,547	12,152	12,011
Property, plant and equipment	12,067	12,088	11,911
Pension asset for funded schemes in surplus	2,053	1,728	2,340
Deferred tax assets	1,376	1,152	1,034
Financial assets	705	642	642
Other non-current assets	495	530	502
Total non-current assets	46,940	45,633	45,127
Current assets
Inventories	4,387	4,301	4,246
Trade and other current receivables	8,079	6,482	6,818
Current tax assets	265	472	505
Cash and cash equivalents	3,911	3,230	3,991
Other financial assets	913	874	866
Assets held for sale	34	119	3,404
Current assets	17,589	15,478	19,830
Total assets	64,529	61,111	64,957
Current liabilities
Financial liabilities	5,616	3,613	11,080
Trade payables and other current liabilities	14,391	14,457	13,779
Current tax liabilities	1,072	1,445	924
Provisions	665	624	472
Liabilities held for sale	1	11	143
Total current liabilities	21,745	20,150	26,398
Non-current liabilities
Financial liabilities	23,369	23,125	20,519
Non-current tax liabilities	187	174	324
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit	1,176	1,209	1,157
Unfunded schemes	1,417	1,393	1,460
Provisions	637	697	719
Deferred tax liabilities	2,272	1,900	1,942
Other non-current liabilities	330	346	316
Total non-current liabilities	29,388	28,844	26,437
Total liabilities	51,133	48,994	52,835
Equity
Shareholders' equity	12,710	11,397	11,404
Non-controlling interests	686	720	718
Total equity	13,396	12,117	12,122
Total liabilities and equity	€ 64,529	€ 61,111	€ 64,957

[1]	Restated following adoption of IFRS 16. Refer note 1 and note 9.